UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02110

(Address of principal executive offices) (Zip code)

William DeRoche, President

53 State Street

Suite 1308

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 to September 30, 2018

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

AGF Global Equity Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 95.0%

Aerospace & Defense - 3.9%
Huntington Ingalls Industries, Inc.	26	6,658
Northrop Grumman Corp.	70	22,216
		28,874
Banks - 9.0%
Banco Santander SA	625	3,146
BNP Paribas SA	46	2,815
ING Groep NV	515	6,687
JPMorgan Chase & Co.	273	30,805
Kasikornbank PCL	1,487	10,024
Komercni banka A/S	217	8,908
Lloyds Banking Group plc	1,210	935
Shinhan Financial Group Co. Ltd.	100	4,057
		67,377
Beverages - 1.6%
Anheuser-Busch InBev SA/NV	137	11,965

Biotechnology - 3.0%
AbbVie, Inc.	158	14,944
China Biologic Products Holdings, Inc.*	88	7,040
		21,984
Capital Markets - 4.7%
Invesco Ltd.	301	6,887
Moody's Corp.	167	27,922
		34,809
Chemicals - 1.3%
AdvanSix, Inc.*	9	306
Arkema SA	4	495
Nutrien Ltd.	160	9,232
		10,033
Commercial Services & Supplies - 5.0%
Brambles Ltd.	1,072	8,447
Waste Management, Inc.	320	28,915
		37,362
Consumer Finance - 0.9%
Synchrony Financial	210	6,527

Diversified Telecommunication Services - 3.8%
AT&T, Inc.	275	9,234
Nippon Telegraph & Telephone Corp.	414	18,700
		27,934
Electrical Equipment - 1.2%
Schneider Electric SE	107	8,609

Electronic Equipment, Instruments & Components - 3.6%
Keyence Corp.	46	26,713

Energy Equipment & Services - 0.0%(a)
Fred Olsen Energy ASA*	91	32

Equity Real Estate Investment Trusts (REITs) - 0.0%(a)
Keppel REIT	182	158

Food Products - 2.1%
Kraft Heinz Co. (The)	80	4,409
Mondelez International, Inc., Class A	256	10,998
		15,407
Household Durables - 0.7%
Persimmon plc	178	5,487

Household Products - 1.9%
Henkel AG & Co. KGaA	136	14,440

Industrial Conglomerates - 5.0%
Honeywell International, Inc.	200	33,280
Keppel Corp. Ltd.	795	4,047
		37,327
Insurance - 10.5%
Aflac, Inc.	91	4,284
AIA Group Ltd.	1,408	12,572
Brighthouse Financial, Inc.*	17	752
Chubb Ltd.	213	28,465
Hannover Rueck SE	91	12,858
Lincoln National Corp.	47	3,180
MetLife, Inc.	236	11,026
Unum Group	122	4,767
		77,904
Interactive Media & Services - 0.6%
Alphabet, Inc., Class C*	4	4,774

IT Services - 0.4%
International Business Machines Corp.	19	2,873

Machinery - 2.1%
AGCO Corp.	263	15,988

Media - 2.1%
Omnicom Group, Inc.	209	14,216
Singapore Press Holdings Ltd.	610	1,281
		15,497
Metals & Mining - 1.8%
Goldcorp, Inc.	259	2,642
Vale SA	34	504
Vale SA, ADR	70	1,039
voestalpine AG	194	8,874
		13,059
Oil, Gas & Consumable Fuels - 6.8%
CNOOC Ltd.	6,027	11,933

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Equity Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Exxon Mobil Corp.	167	14,198
Petroleo Brasileiro SA (Preference)*	185	966
PTT Exploration & Production PCL	450	2,157
Royal Dutch Shell plc, Class B	167	5,853
Williams Cos., Inc. (The)	404	10,985
WPX Energy, Inc.*	242	4,869
		50,961
Pharmaceuticals - 6.0%
Astellas Pharma, Inc.	868	15,141
Bristol-Myers Squibb Co.	145	9,002
Roche Holding AG	59	14,293
Teva Pharmaceutical Industries Ltd., ADR	274	5,902
		44,338
Professional Services - 2.0%
Dun & Bradstreet Corp. (The)	105	14,963

Software - 0.5%
Sage Group plc (The)	521	3,982

Technology Hardware, Storage & Peripherals - 7.2%
Canon, Inc.	154	4,893
FUJIFILM Holdings Corp.	244	10,984
Samsung Electronics Co. Ltd., GDR(b)	31	32,457
Western Digital Corp.	90	5,269
		53,603
Tobacco - 7.3%
Altria Group, Inc.	318	19,179
British American Tobacco plc	335	15,651
Philip Morris International, Inc.	237	19,325
		54,155
TOTAL COMMON STOCKS (Cost $723,357)		707,135

EXCHANGE TRADED FUNDS - 8.7%

iShares MSCI ACWI ETF	63	4,679
iShares MSCI China ETF	289	17,308
iShares MSCI Italy ETF	151	4,177
iShares MSCI Japan ETF	306	18,430
iShares MSCI Singapore ETF	538	13,057
iShares MSCI South Korea ETF	99	6,759
TOTAL EXCHANGE TRADED FUNDS (Cost $67,945)		64,410

Total Investments - 103.7% (Cost $791,302)		771,545
Liabilities in excess of other assets - (3.7)%		(27,232)
Net Assets - 100.0%		744,313

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Equity Fund

Schedule of Investments

September 30, 2018 (Unaudited)

AGF Global Equity Fund invested, as a percentage of net assets, in the following countries as of September 30, 2018:

Australia	1.1%
Austria	1.2%
Belgium	1.6%
Brazil	0.3%
Canada	1.6%
China	2.6%
Czech Republic	1.2%
France	1.6%
Germany	3.7%
Hong Kong	1.7%
Israel	0.8%
Japan	10.3%
Netherlands	1.7%
Norway	0.0	%(a)
Singapore	0.8%
South Korea	4.9%
Spain	0.4%
Switzerland	1.9%
Thailand	1.6%
United Kingdom	3.5%
United States	61.2%
Other(1)	(3.7)%
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.4%

Auto Components - 3.1%
Aptiv plc	198	16,612
Delphi Technologies plc	245	7,683
		24,295
Banks - 1.9%
ING Groep NV	554	7,194
Intesa Sanpaolo SpA	3,009	7,689
		14,883
Building Products - 9.0%
AO Smith Corp.	164	8,753
Geberit AG (Registered)	38	17,625
Kingspan Group plc	319	14,874
Nibe Industrier AB, Class B	760	9,107
Trex Co., Inc.*	270	20,785
		71,144
Chemicals - 14.4%
Albemarle Corp.	139	13,870
Chr Hansen Holding A/S	164	16,648
Croda International plc	425	28,816
Ecolab, Inc.	163	25,555
Frutarom Industries Ltd.	43	4,451
Johnson Matthey plc	256	11,885
Toray Industries, Inc.	1,654	12,425
		113,650
Commercial Services & Supplies - 4.4%
Waste Connections, Inc.	435	34,700

Electrical Equipment - 3.5%
Legrand SA	238	17,348
Prysmian SpA	450	10,481
		27,829
Electronic Equipment, Instruments & Components - 15.0%
Amphenol Corp., Class A	171	16,077
Halma plc	1,303	24,541
Hexagon AB, Class B	197	11,549
Keyence Corp.	47	27,293
Samsung SDI Co. Ltd.	64	14,915
Trimble, Inc.*	546	23,729
		118,104
Energy Equipment & Services - 1.5%
Secure Energy Services, Inc.	1,825	11,953

Equity Real Estate Investment Trusts (REITs) - 1.3%
Equinix, Inc.	23	9,956

Food & Staples Retailing - 2.0%
Sprouts Farmers Market, Inc.*	571	15,651

Food Products - 0.6%
Wessanen	411	5,025

Health Care Equipment & Supplies - 10.5%
Asahi Intecc Co. Ltd.	189	8,251
Danaher Corp.	267	29,012
IDEXX Laboratories, Inc.*	91	22,719
Medtronic plc	237	23,314
		83,296
Independent Power and Renewable Electricity Producers - 0.6%
Pattern Energy Group, Inc., Class A	232	4,610

Industrial Conglomerates - 3.6%
Roper Technologies, Inc.	96	28,436

Leisure Products - 1.7%
Shimano, Inc.	84	13,537

Life Sciences Tools & Services - 4.2%
Thermo Fisher Scientific, Inc.	136	33,195

Machinery - 10.2%
Cummins, Inc.	58	8,472
NFI Group, Inc.	357	13,894
Outotec OYJ*	1,020	6,670
Wabtec Corp.	198	20,766
Xylem, Inc.	387	30,910
		80,712
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	315	6,763

Semiconductors & Semiconductor Equipment - 6.9%
Analog Devices, Inc.	179	16,550
First Solar, Inc.*	122	5,907
Monolithic Power Systems, Inc.	117	14,687
NVIDIA Corp.	44	12,365
ON Semiconductor Corp.*	266	4,903
		54,412
Software - 3.1%
Dassault Systemes SE	123	18,387
MINDBODY, Inc., Class A*	142	5,772
		24,159
TOTAL COMMON STOCKS (Cost $724,916)		776,310

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 2.1%

Independent Power and Renewable Electricity Producers - 2.1%
Brookfield Renewable Partners LP (Cost $18,017)	540	16,363

Total Investments - 100.5% (Cost $742,933)		792,673
Liabilities in excess of other assets - (0.5)%		(3,675)
Net Assets - 100.0%		788,998

*	Non-income producing security.

Abbreviations
OYJ	Public Limited Company

AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of September 30, 2018:

Canada	5.4%
Denmark	2.1%
Finland	0.8%
France	4.5%
Ireland	1.9%
Israel	0.6%
Italy	2.3%
Japan	7.8%
Netherlands	1.6%
South Korea	1.9%
Sweden	2.6%
Switzerland	2.2%
United Kingdom	8.3%
United States	58.5%
Other(1)	(0.5)%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedules of Investments

September 30, 2018 (Unaudited)

1.	Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently includes two operational series of the AGF Funds (individually, a ‘‘Fund’’; collectively, the ‘‘Funds’’): AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund. Each Fund currently offers Class I and Class R6 shares. Each Fund is classified as a ‘‘diversified’’ Fund, pursuant to the 1940 Act.

The investment objective of each Fund is to provide long-term capital growth. There can be no assurance that the Funds will achieve their respective investment objectives.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (‘‘SEC’’) adopted new rules and new forms (Form N-PORT and Form N-CEN), as well as amendments to existing forms and rules, including Regulation S-X, to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X include, among other changes, requiring standardized, enhanced disclosures about derivatives in investment company financial statements. The Funds have included disclosure in these financial statements to reflect the amendments to Regulation S-X, which became effective prior to the Funds’ commencement of operations. These amendments had no effect on the Funds’ net assets or results of operations. The first filing compliance date for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020.

Investment Valuation

The net asset value (‘‘NAV’’) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding. A Fund’s NAV per Share is calculated separately for each class of shares of a Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the ‘‘Trustees’’). For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a ‘‘fair value,’’ that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2.

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when a security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2018 (Unaudited)

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2018 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGF Global Equity Fund
Investments
Common Stocks*	$707,135	$—	$—	$707,135
Exchange Traded Funds	64,410	—	—	64,410
Total Investments	$771,545	$—	$—	$771,545

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGF Global Sustainable Growth Equity Fund
Investments
Common Stocks*	$792,673	$—	$—	$792,673
Total Investments	$792,673	$—	$—	$792,673

* See Schedules of Investments for presentation by industry type.

As of September 30, 2018, there were no Level 2 or Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of September 30, 2018, based on levels assigned to securities as of June 30, 2018.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2018 (Unaudited)

3.	Principal Risks

Some principal risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Market Risk. The market value of a Fund’s investments may increase or decrease sharply and unpredictably in response to the real or perceived prospects of individual companies, particular sectors or industries, governments and/or general economic conditions throughout the world. The value of an investment may decline because of general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. During a general downturn in the securities or other markets, multiple asset classes may decline in value and adversely affect a Fund’s net asset value (‘‘NAV’’), regardless of the individual results of the securities and other investments in which a Fund invests. These market events may continue for prolonged periods, particularly if they are unprecedented, unforeseen or widespread events or conditions. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

In addition, events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. For example, a decline in the value and liquidity of securities held by a Fund (including traditionally liquid securities), unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, and an increase in Fund expenses may adversely affect a Fund. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, causing the Fund to modify its existing investment strategies or techniques.

Portfolio Management Risk. Each Fund is actively managed and is therefore subject to investment management risk. The strategies used and investments selected by AGFA may fail to produce the intended result and the Fund may not achieve its objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The securities selected for a Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

Sustainable Investing Risk. Because the AGF Global Sustainable Growth Equity Fund focuses on equity securities of companies that AGFA believes meet the concept of sustainable development, but the Fund’s universe of investments may also be smaller than that of other funds that do not focus on sustainable investment themes, which may increase the risk of loss during market declines. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainable investment themes. The Fund may have to sell a security when it might otherwise be disadvantageous to do so. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market. There is no guarantee that AGFA’S efforts to focus on investments in companies that meet the concept of sustainable development will be successful or have a positive impact on the Fund’s performance.

Foreign Securities Risk. Foreign investments involve additional risks because financial markets outside of the U.S. may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political, or economic instability.

Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the U.S., Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, each Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges and at the expected price. In addition, prices of foreign securities may go up and down more frequently and in wider ranges than prices of securities traded in the United States.

Changes to the real or perceived financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ from country to country, there is also the possibility that it will be difficult to obtain or enforce legal judgments in favor of the Fund in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

A Fund may trade in futures, forward and option contracts on exchanges located outside the U.S. where the U.S. commodity futures regulations may not apply. Some foreign exchanges, in contrast to U.S. exchanges, are ‘‘principals’ markets’’ in which performance with respect to a contract is the responsibility only of the individual member with whom the trader has entered into a contract and not of the exchange or clearinghouse, if any. In the case of trading on such foreign exchanges, the Fund will be subject to the risk of the inability of, or refusal by, the counterparty, to perform with respect to such contracts. A Fund also may not have the same access to certain trades as do various other participants in foreign markets. Due to the absence of a clearinghouse system on certain foreign markets, such markets are significantly more susceptible to disruptions than U.S. exchanges.

Foreign Currency Risk. Securities and other instruments in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as ‘‘currency risk,’’ means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Each Fund’s NAV is determined on the basis of U.S. dollars; therefore, unless perfectly hedged, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time.

Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad.

Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Depositary Receipts Risk. In some cases, rather than directly holding securities of non-U.S. companies, a Fund may hold these securities through a depositary security and receipt (an ‘‘ADR’’—American Depositary Receipt, a ‘‘GDR’’—Global Depositary Receipt, or an ‘‘EDR’’—European Depositary Receipt). A depositary receipt is issued by a bank or trust company to evidence its ownership of securities of a non-local corporation. Investments in depositary receipts expose the Fund to the same risks as if the Fund invested in the underlying security directly, and exposes the Fund to additional risks. The currency of a depositary receipt may be different than the currency of the non-local corporation to which it relates. The value of a depositary receipt will not be equal to the value of the underlying non-local securities to which the depositary receipt relates as a result of a number of factors. These factors include the fees and expenses associated with holding a depositary receipt, the currency exchange relating to the conversion of foreign dividends and other foreign cash distributions into local currencies, and tax considerations such as withholding tax and different tax rates between the jurisdictions.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2018 (Unaudited)

In addition, the rights of a Fund, as a holder of a depositary receipt, may be different than the rights of holders of the underlying securities to which the depositary receipt relates, and the market for a depositary receipt may be less liquid than that of the underlying securities. Depositary receipts may be ‘‘sponsored’’ or ‘‘unsponsored’’ and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The foreign exchange risk will also affect the value of the depositary receipt and, as a consequence, the performance of the Fund holding the depositary receipt. As the terms and timing with respect to the depositary for a depositary receipt are not within the control of a Fund or its portfolio manager and if the portfolio manager chooses only to hold depositary receipts rather than the underlying security, the Fund may be forced to dispose of the depositary receipt, thereby eliminating its exposure to the non-local corporation, at a time not selected by the portfolio manager of the Fund, which may result in losses to the Fund or the recognition of gains at a time which is not opportune for the Fund. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Funds may invest in issuers located in emerging market economies (including frontier market economies). The value of mutual funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities. Also, some emerging markets economies may face political or other non-economic events that may have an impact on the normal functioning of the securities markets. Investments in emerging market economies also subject the Funds to risks relating to: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) lower levels of government regulation and less extensive accounting, financial and other reporting requirements; (vii) high rates of inflation for prolonged periods; and (viii) particular sensitivity to global economic conditions. Sovereign debt of emerging countries may be in default or present a greater risk of default. The same risks exist and may be greater in frontier markets.

Equity-Linked Investments. Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments involve additional risks beyond the risks normally associated with a direct investment in the underlying security and its performance may differ from the underlying security’s performance. Holders of equity-linked investments such as participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid. Equity-linked investments allow a Fund to invest in equity securities located in foreign markets which the Fund may be unable or unwilling to invest in directly, and expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose a Fund to counterparty risk, which is the risk that the issuer of such investment—which is different from the issuer of the underlying investment—may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when the Fund wishes to sell them. If a counterparty becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to a Fund due to financial difficulties or for other reasons, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral the counterparty has provided to a Fund in respect of the counterparty’s obligations to the Fund or that a Fund has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Liquidity Risk. Investors often describe the speed and ease with which an asset can be purchased or sold and converted into cash as its liquidity. A Fund intends for most of its investments to be sold promptly at a fair price and therefore can be described as relatively liquid. But the Fund may also hold investments that are illiquid, which means that such investments cannot be sold quickly or easily at advantageous times or prices.

Investments may be illiquid for a variety of reasons, including because of legal restrictions, the nature of the investment itself, settlement terms, or for other reasons. Sometimes, there may simply be a shortage of buyers.

Additionally, liquid investments may become illiquid after purchase by a Fund, particularly during periods of adverse market or economic conditions. To the extent that a Fund’s investment strategies involve securities of companies with smaller market capitalizations, non-U.S. securities, or derivatives, the Fund will tend to have the greatest exposure to liquidity risk. A Fund that has trouble selling an investment can lose money or incur extra costs which could prevent the Fund from taking advantage of other investment opportunities. In addition, illiquid investments may be more difficult to value accurately, may experience larger price changes, and may be sold at a price that is different from the price at which it is valued for purposes of the Fund’s NAV. This can cause greater fluctuations in the Fund’s NAV.

Large Shareholders Risk. The Funds are subject to the risk that a large shareholder can purchase or redeem a large percentage of Fund shares at any time. To meet large redemption requests, a Fund may be forced to sell portfolio securities or invest cash at times when it would not otherwise do so. As a result, the Fund’s performance may suffer and the Fund can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a less liquid portfolio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. A Fund may also experience adverse tax consequences as a result of a large shareholder transaction. Under certain circumstances, a Fund may also experience frequent large shareholder transactions.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 26, 2018

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
November 26, 2018